Stockholders' Equity - Summary of Other Equity Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 26, 2020
Disclosure of reserves within equity [abstract]
Cumulative translation effect, net of effects from deferred income taxes recognized directly in equity (note 21.2) and derivative financial instruments designated as cash flow hedges	$ (722)	$ (508)
Cumulative actuarial losses	(529)	(792)
Cumulative coupon payments under perpetual debentures (note 22.4)	(1,070)	(1,059)
Treasury shares repurchased under share repurchase program (note 22.1)	0	(83)	$ (50)
Cumulative coupon payments under subordinated notes1	(30)	0
Treasury shares held by subsidiaries	(14)	(11)		$ (83)
Other equity reserves	$ (2,365)	$ (2,453)